Equity reserves - Schedule of indirect measurement of fair value of goods or services received, share options granted during period (Details) $ / shares in Units, Share in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Share Year $ / shares	Dec. 31, 2021 CAD ($) Share Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (000)	363	467
Grant 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.62%	0.92%
Expected volatility	75.53%	83.70%
Expected life of options | Year	5	5
Fair value on grant date | $	$ 6,930	$ 11,920
Exercise price | $ / shares	$ 11.22	$ 18.1
Number of options granted (000)	54	97
Expiry	01/20/27	03/24/26
Grant 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.46%	0.95%
Expected volatility	76.33%	81.13%
Expected life of options | Year	5	5
Fair value on grant date | $	$ 9,840	$ 12,580
Exercise price | $ / shares	$ 15.61	$ 19.52
Number of options granted (000)	176	70
Expiry	04/01/27	06/22/26
Grant 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.94%	0.50%
Expected volatility	68.84%	76.78%
Expected life of options | Year	5	2
Fair value on grant date | $	$ 4,130	$ 4,810
Exercise price | $ / shares	$ 6.99	$ 13.87
Number of options granted (000)	133	300
Expiry	12/14/27	02/01/23